Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in-Interest
5. Transactions with Parties-in-Interest
Transactions in shares of Papa John’s International, Inc. (“Papa John’s”) common stock qualify as allowable party-in-interest transactions under the provisions of ERISA. The Plan held $1,442,629 and $1,574,475 of Papa John’s common stock at December 31, 2025 and 2024, respectively. During the years ended December 31, 2025 and 2024, the Plan had purchases of Papa John’s common stock of approximately $280,000 and $329,600 and sales of approximately $294,000 and $451,200, respectively.
Certain administrative services are provided by the Company at no cost to the Plan and certain administrative costs incurred by the Plan are paid by the Company. The Plan has entered into various service agreements with parties in interest. At December 31, 2025 and 2024, the Plan held units in various pooled separate accounts and a stable value fund managed by affiliates of Principal Trust Company, the Plan trustee.
These transactions as well as notes receivable from participants and related activity qualify as allowable party-in-interest transactions under the provisions of ERISA.